UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $ 1,822,333
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  Form 13F File Number            Name

     1.   028-13397                       Cobalt Offshore Master Fund LP

     2.   028-10572                       Cobalt Partners, L.P.

     3.   028-12326                       Cobalt Partners II, L.P.

         -----------------------     ------------------------------------


                                                  FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                                           VALUE     SHS OR     SH/ PUT/ INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT    PRN CALL DISCRETION      MGRS     SOLE   SHARED NONE
--------------                ---------------   ------     --------- --------   --- ---- -----------     -----    -----  ------ ----
ADVANCE AUTO PARTS INC        COM               00751Y106  18,842       322,134 SH       SHARED-DEFINED  1, 2, 3     322,134
AON CORP                      COM               037389103  25,650       500,000 SH       SHARED-DEFINED  1, 2, 3     500,000
APPLE INC                     COM               037833100  23,497        70,000 SH       SHARED-DEFINED  1, 2, 3      70,000
ARCH COAL INC                 COM               039380100   6,665       250,000 SH       SHARED-DEFINED  1, 2, 3     250,000
ATLAS ENERGY LP               COM UNITS LP      04930A104  37,774     1,738,352 SH       SHARED-DEFINED  1, 2, 3   1,738,352
BE AEROSPACE INC              COM               073302101  15,733       385,530 SH       SHARED-DEFINED  1, 2, 3     385,530
BLACKROCK INC                 COM               09247X101  62,530       326,000 SH       SHARED-DEFINED  1, 2, 3     326,000
CABOT OIL & GAS CORP          COM               127097103   3,846        57,999 SH       SHARED-DEFINED  1, 2, 3      57,999
CELANESE CORP DEL             COM SER A         150870103  54,376     1,020,000 SH       SHARED-DEFINED  1, 2, 3   1,020,000
CF INDS HLDGS INC             COM               125269100  67,562       476,900 SH       SHARED-DEFINED  1, 2, 3     476,900
CSX CORP                      COM               126408103  91,472     3,488,640 SH       SHARED-DEFINED  1, 2, 3   3,488,640
DANA HLDG CORP                COM               235825205  50,910     2,781,976 SH       SHARED-DEFINED  1, 2, 3   2,781,976
DENBURY RES INC               COM NEW           247916208   4,000       200,000 SH       SHARED-DEFINED  1, 2, 3     200,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1   251591AQ6  23,471    23,500,000 PRN      SHARED-DEFINED  1, 2, 3  23,500,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1   251591AS2   9,702     9,700,000 PRN      SHARED-DEFINED  1, 2, 3   9,700,000
DEVON ENERGY CORP NEW         COM               25179M103  27,584       350,000 SH       SHARED-DEFINED  1, 2, 3     350,000
DOMTAR CORP                   COM NEW           257559203  27,154       286,680 SH       SHARED-DEFINED  1, 2, 3     286,680
EATON CORP                    COM               278058102  50,223       976,154 SH       SHARED-DEFINED  1, 2, 3     976,154
ENSCO PLC                     SPONSORED ADR     29358Q109  23,985       450,000 SH       SHARED-DEFINED  1, 2, 3     450,000
FEDEX CORP                    COM               31428X106  35,569       375,000 SH       SHARED-DEFINED  1, 2, 3     375,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857  17,986       340,000 SH       SHARED-DEFINED  1, 2, 3     340,000
GENWORTH FINL INC             COM CL A          37247D106   4,112       400,000 SH       SHARED-DEFINED  1, 2, 3     400,000
HALLIBURTON CO                COM               406216101  36,134       708,500 SH       SHARED-DEFINED  1, 2, 3     708,500
HOLLY CORP                    COM PAR $0.01     435758305  88,399     1,273,759 SH       SHARED-DEFINED  1, 2, 3   1,273,759
KKR FINANCIAL HLDGS LLC       NOTE 7.500% 1/1   48248AAD0  49,456    34,285,000 PRN      SHARED-DEFINED  1, 2, 3  34,285,000
KKR FINANCIAL HLDGS LLC       NOTE 7.000% 7/1   48248AAB4  22,232    21,275,000 PRN      SHARED-DEFINED  1, 2, 3  21,275,000
KKR FINANCIAL HLDGS LLC       COM               48248A306  55,581     5,665,747 SH       SHARED-DEFINED  1, 2, 3   5,665,747
KRATON PERFORMANCE POLYMERS   COM               50077C106  18,306       467,337 SH       SHARED-DEFINED  1, 2, 3     467,337
LEAR CORP                     COM NEW           521865204  75,156     1,405,312 SH       SHARED-DEFINED  1, 2, 3   1,405,312
LOWES COS INC                 COM               548661107   2,331       100,000 SH       SHARED-DEFINED  1, 2, 3     100,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100  15,331       398,000 SH       SHARED-DEFINED  1, 2, 3     398,000
MERITOR INC                   COM               59001K100  50,024     3,118,731 SH       SHARED-DEFINED  1, 2, 3   3,118,731
ORACLE CORP                   COM               68389X105   6,582       200,000 SH       SHARED-DEFINED  1, 2, 3     200,000
PEABODY ENERGY CORP           COM               704549104  35,652       605,200 SH       SHARED-DEFINED  1, 2, 3     605,200
PEPSICO INC                   COM               713448108  24,651       350,000 SH       SHARED-DEFINED  1, 2, 3     350,000
PETROHAWK ENERGY CORP         COM               716495106  35,754     1,449,300 SH       SHARED-DEFINED  1, 2, 3   1,449,300
PILGRIMS PRIDE CORP NEW       COM               72147K108   1,623       300,000 SH       SHARED-DEFINED  1, 2, 3     300,000
PIONEER NAT RES CO            COM               723787107  56,877       635,000 SH       SHARED-DEFINED  1, 2, 3     635,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297  34,833     1,009,349 SH       SHARED-DEFINED  1, 2, 3   1,009,349
SANOFI                        SPONSORED ADR     80105N105  24,102       600,000 SH       SHARED-DEFINED  1, 2, 3     600,000
SAVVIS INC                    COM NEW           805423308  12,721       321,800 SH       SHARED-DEFINED  1, 2, 3     321,800
SLM CORP                      COM               78442P106  22,018     1,309,845 SH       SHARED-DEFINED  1, 2, 3   1,309,845
SM ENERGY CO                  COM               78454L100  59,507       809,844 SH       SHARED-DEFINED  1, 2, 3     809,844
SOLUTIA INC                   COM NEW           834376501  30,447     1,332,480 SH       SHARED-DEFINED  1, 2, 3   1,332,480
SPDR GOLD TRUST               GOLD SHS          78463V107  52,582       360,150 SH       SHARED-DEFINED  1, 2, 3     360,150
STEEL DYNAMICS INC            COM               858119100  14,876       915,472 SH       SHARED-DEFINED  1, 2, 3     915,472
TE CONNECTIVITY LTD           REG SHS           H84989104  39,241     1,067,500 SH       SHARED-DEFINED  1, 2, 3   1,067,500
TJX COS INC NEW               COM               872540109   9,305       177,140 SH       SHARED-DEFINED  1, 2, 3     177,140
TPC GROUP INC                 COM               89236Y104   5,444       138,812 SH       SHARED-DEFINED  1, 2, 3     138,812
TRINITY INDS INC              COM               896522109  13,024       373,393 SH       SHARED-DEFINED  1, 2, 3     373,393
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106  72,749     1,232,409 SH       SHARED-DEFINED  1, 2, 3   1,232,409
UNITED CONTL HLDGS INC        COM               910047109  28,749     1,270,400 SH       SHARED-DEFINED  1, 2, 3   1,270,400
UNITED TECHNOLOGIES CORP      COM               913017109  35,404       400,000 SH       SHARED-DEFINED  1, 2, 3     400,000
UNITEDHEALTH GROUP INC        COM               91324P102  20,632       400,000 SH       SHARED-DEFINED  1, 2, 3     400,000
VALERO ENERGY CORP NEW        COM               91913Y100   6,022       235,500 SH       SHARED-DEFINED  1, 2, 3     235,500
WESTERN REFNG INC             COM               959319104   3,614       200,000 SH       SHARED-DEFINED  1, 2, 3     200,000
WILLIAMS COS INC DEL          COM               969457100  45,163     1,493,000 SH       SHARED-DEFINED  1, 2, 3   1,493,000
XL GROUP PLC                  SHS               G98290102  35,168     1,600,000 SH       SHARED-DEFINED  1, 2, 3   1,600,000


SK 01181 0008 1218741